Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 1,014
2023	340
2024	208
2025	129
2026 and thereafter	302
Total operating lease payments	1,993
Less: imputed interest	54
Present value of lease liabilities	$ 1,939